Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
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Cash and cash equivalents	€ 23,958	€ 10,238	€ 48,143	€ 43,198